Cash dividend (Details) $ / shares in Units, $ in Thousands, $ in Thousands		12 Months Ended
	Aug. 05, 2021 USD ($) $ / shares shares	Dec. 31, 2023 HKD ($) shares	Dec. 31, 2022 HKD ($) shares	Dec. 31, 2021 HKD ($)
Ordinary share, shares outstanding | shares		12,938,128	12,938,128
Total amount paid to shareholders | $		$ 0	$ 0	$ 80,734
Dividend declared
Cash dividend (per share) | $ / shares	$ 0.80
Ordinary share, shares outstanding | shares	12,938,128
Total amount paid to shareholders | $	$ 10,350,502